Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 4,513,750	$ 3,563,900	$ 5,195,120
Impairment charge	0	0	$ 0
Carrying value of inventory	1,800,000	$ 1,700,000
Cash proceeds from interest rate hedge	$ 4,658,000
Interest rate hedge, inception date	Oct. 05, 2015
Interest rate hedge, maturity date	Nov. 17, 2015
Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, interest rate	3.64%
Debt instrument, term	5 years